Earnings (Loss) Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Basic earnings per share computation - numerator [Abstract]
Net income (loss) attributable to Globe Specialty Metals, Inc.	$ 6,226	$ 1,561	$ 13,473	$ (6,852)	$ 9,744	$ (40,135)	$ 15,068	$ (5,705)	$ 8,820	$ 11,613	$ 13,444	$ 20,693	$ 21,703	$ (21,028)	$ 54,570
Basic earnings per share computation - denominator [Abstract]
Weighted average basic shares outstanding (in shares)													74,674,466	75,206,656	75,038,674
Basic earnings (loss) per common share (in dollars per share)	$ 0.08	$ 0.02	$ 0.18	$ (0.09)	$ 0.13	$ (0.53)	$ 0.20	$ (0.08)	$ 0.12	$ 0.15	$ 0.18	$ 0.28	$ 0.29	$ (0.28)	$ 0.73
Diluted earnings per share computation - numerator [Abstract]
Net income (loss) attributable to Globe Specialty Metals, Inc.	$ 6,226	$ 1,561	$ 13,473	$ (6,852)	$ 9,744	$ (40,135)	$ 15,068	$ (5,705)	$ 8,820	$ 11,613	$ 13,444	$ 20,693	$ 21,703	$ (21,028)	$ 54,570
Diluted earnings per share computation - denominator [Abstract]
Weighted average basic shares outstanding (in shares)													74,674,466	75,206,656	75,038,674
Effect of dilutive securities (in shares)													118,551	0	1,585,218
Weighted average diluted shares outstanding (in shares)													74,793,017	75,206,656	76,623,892
Diluted earnings (loss) per common share (in dollars per share)	$ 0.08	$ 0.02	$ 0.18	$ (0.09)	$ 0.13	$ (0.53)	$ 0.20	$ (0.08)	$ 0.12	$ 0.15	$ 0.18	$ 0.27	$ 0.29	$ (0.28)	$ 0.71
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares (in shares)													172,500	367,554	1,101,079